COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on May 6, 2021, the holders of the Founder Shares, Private Placement Units (including the securities contained therein), the units (including the securities contained therein) that may be issued upon conversion of the Working Capital Loans, and any shares of Class A Common Stock issuable upon the exercise of the Placement Warrants and any shares of Class A Common Stock, warrants (and underlying Class A Common Stock) that may be issued upon conversion of the units issued as part of the working capital loans and Class A Common Stock issuable upon conversion of the founder shares are entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The Company granted the underwriter a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The aforementioned option was exercised on May 11, 2021.

The underwriter was paid a cash underwriting discount of two percent (2.00%) of the gross proceeds of the Initial Public Offering, or $2,300,000. In addition, the underwriter is entitled to a deferred fee of three and a half percent (3.50%) of the gross proceeds of the Initial Public Offering, or $4,025,000. The deferred fee was placed in the Trust Account and will be paid in cash upon the closing of a Business Combination, subject to the terms of the underwriting agreement.

Right of First Refusal

For a period beginning on May 7, 2021 and ending 12 months from the closing of a business combination, we have granted the underwriters a right of first refusal to act as lead-left book running manager and lead left manager for any and all future private or public equity, convertible and debt offerings during such period. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of our Registration Statement.

First Amendment to the Introducing Advisor Agreement

On March 22, 2022, the Company and ARC entered into the First Amendment to the Introducing Advisor Agreement, pursuant to which both parties agreed that the Company would pay to ARC an additional success fee equivalent to five percent (5%) on any PIPE that was brought by ARC in connection with an initial business combination upon the closing of an initial business combination.

Second Amendment to the Introducing Advisor Agreement

On December 31, 2022, the Company and ARC entered into the Second Amendment to the Introducing Advisor Agreement, pursuant to which both parties agreed to extend the Termination Date to December 31, 2024, and to change the performance condition for the Equity Issuance from the closing of an initial business combination to the execution of a business combination agreement. On December 31, 2022, following the execution of the Second Amendment to the Introducing Advisor Agreement, the performance condition for the Equity Issuance was deemed to have been met, and ARC was issued 1,378,517 shares of the Company’s Class B Common Stock, up to 143,766 shares of which are subject to forfeiture if the public stockholders exercise redemption rights with respect to any of the remaining outstanding shares of Class A Common Stock.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on May 6, 2021, the holders of the Founder Shares, Private Placement Units (including the securities contained therein), the units (including the securities contained therein) that may be issued upon conversion of the Working Capital Loans, and any shares of Class A Common Stock issuable upon the exercise of the Placement Warrants and any shares of Class A Common Stock, warrants (and underlying Class A Common Stock) that may be issued upon conversion of the units issued as part of the working capital loans and Class A Common Stock issuable upon conversion of the founder shares are entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The Company granted the underwriter a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The aforementioned option was exercised on May 11, 2021.

The underwriter was paid a cash underwriting discount of two percent (2.00%) of the gross proceeds of the Initial Public Offering, or $2,300,000. In addition, the underwriter is entitled to a deferred fee of three and a half percent (3.50%) of the gross proceeds of the Initial Public Offering, or $4,025,000. The deferred fee was placed in the Trust Account and will be paid in cash upon the closing of a Business Combination, subject to the terms of the underwriting agreement.

Right of First Refusal

For a period beginning on May 7, 2021 and ending 12 months from the closing of a business combination, we have granted the underwriters a right of first refusal to act as lead-left book running manager and lead left manager for any and all future private or public equity, convertible and debt offerings during such period. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of our Registration Statement.

First Amendment to the Introducing Advisor Agreement

On March 22, 2022, the Company and ARC entered into the First Amendment to the Introducing Advisor Agreement, pursuant to which both parties agreed that the Company would pay to ARC an additional success fee equivalent to five percent (5%) on any PIPE that was brought by ARC in connection with an initial business combination upon the closing of an initial business combination.

Second Amendment to the Introducing Advisor Agreement

On December 31, 2022, the Company and ARC entered into the Second Amendment to the Introducing Advisor Agreement, pursuant to which both parties agreed to extend the Termination Date to December 31, 2024, and to change the performance condition for the Equity Issuance from the closing of an initial business combination to the execution of a business combination agreement. On December 31, 2022, following the execution of the Second Amendment to the Introducing Advisor Agreement, the performance condition for the Equity Issuance was deemed to have been met, and ARC was issued 1,378,517 shares of the Company’s Class B Common Stock, up to 143,766 shares of which are subject to forfeiture if the public stockholders exercise redemption rights with respect to any of the remaining outstanding shares of Class A Common Stock.